CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		149 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	57,951	214,667	152,577	399,203	463,124	1,105,960	15,828,664
Salaries and benefits	74,480	236,356	216,697	397,487	513,418	352,159	4,781,933
Public relations	74,684	80,488	130,287	193,141	210,776	78,729	1,065,987
Depreciation	6,489	8,260	20,978	24,714	32,827	41,610	953,968
Legal	6,218	43,143	55,155	131,248	177,472	72,754	1,144,803
Professional services	18,498	(2,910)	74,143	37,143	51,115	107,540	1,427,243
General and administrative	62,809	47,590	173,921	194,158	268,236	430,877	2,671,549
Travel	2,842	4,942	20,039	22,646	46,268	31,129	319,904
Settlement expense					0	0	13,241,020
Loss on sale of assets					0	12,119	54,572
Impairment loss					0	0	16,092,870
Net operating expenses	303,971	632,536	843,797	1,399,740	1,763,236	2,232,877	57,582,513
Loss from operations	(303,971)	(632,536)	(843,797)	(1,399,740)	(1,763,236)	(2,232,877)	(57,582,513)
Other income (expense):
Interest income	2	4	5	12	15	134	198,773
Gain (Loss) on settlement of debt	0	0	5,322,943	0	0	0	7,366
Interest expense	(144,622)	(126,388)	(559,312)	(367,686)	(522,953)	(450,880)	(6,898,109)
Debt conversion expense					0	0	(103,437)
Gain (loss) on change in fair value of derivative liability	133,774	(11,506)	396,686	(30,728)	(31,873)	38,836	(3,667,071)
Other income					0	0	1,350,390
Income from Elle Venture					0	0	300,000
Foreign exchange gain					0	0	505
Total other income (expense)	(10,846)	(137,890)	5,160,322	(398,402)	(554,811)	(411,910)	(8,811,583)
Net income (loss)	$ (314,817)	$ (770,426)	$ 4,316,525	$ (1,798,142)	$ (2,318,047)	$ (2,644,787)	$ (66,394,096)
Basic net income (loss) per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted net income (loss) per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic weighted average number of shares of common stock outstanding	901,574,375	828,103,194	876,232,276	794,214,628
Diluted weighted average number of shares of common stock outstanding	990,020,453	828,103,194	964,678,354	794,214,628	803,439,114	677,767,166